Share Capital - Authorized capital (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended	13 Months Ended
	Jul. 23, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Nov. 17, 2023
Private Placement - Shares
Share Capital
Shares issued (in shares)		450,000	550,000
Sale of stock per share		$ 466	$ 581	$ 466
Proceeds from issuing shares		$ 419	$ 494
ATM offering
Share Capital
Shares issued (in shares)		3,551,390	10,613,059
Sale of stock per share		$ 1.86	$ 1.49	$ 1.86
Proceeds from issuing shares		$ 6,595	$ 15,817
Share issued for private placement		6,595	15,817	$ 22,415
Common shares reserved for future issuance					$ 50,000
Net proceeds		$ 6,430	$ 15,422
Agreement with an arms-length third-party advisor
Share Capital
Advisory fees	$ 800
Settlement of advisory fees	666,667
Deemed price per common share	$ 1.2